Equity- Nonvested Restricted Stock Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Outstanding, Number of nonvested restricted shares, Beginning balance	1,070,995	1,234,552	878,086
Granted, Number of nonvested restricted shares	691,518	560,380	825,919
Exercised, Number of nonvested restricted shares	(436,561)	(655,292)	(426,025)
Expired/Forfeited, Number of nonvested restricted shares	(71,717)	(68,645)	(43,428)
Outstanding, Number of nonvested restricted shares, Ending balance	1,254,235	1,070,995	1,234,552
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Nonvested, Outstanding, Weighted average exercise price per share, Beginning Balance	$ 176.82	$ 147.00
Nonvested, Granted, Weighted average exercise price per share	210	204.92	$ 164.24
Nonvested, Exercised, Weighted average exercise price per share	160	146.14	113.02
Nonvested, Expired/Forfeited, Weighted average exercise price per share	170	162.83	125.81
Nonvested, Outstanding, Weighted average exercise price per share, Ending Balance	$ 199	$ 176.82	$ 147.00